INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Carryforward expiration year		2040
Deferred tax asset	$ 2,830,000	$ 1,832,000
Rate of net operating losses offset by valuation allowance	100.00%
Change in the valuation allowance	$ 998,000	$ 187,000
Federal tax rate	21.00%	21.00%
Net operating loss carry forward	$ 13,346,000	$ 9,634,000
State tax rate	5.00%	5.00%
Federal [Member]
Net operating loss carry forward	$ 13,304,000	$ 1,832,000